Derivative liability (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Liability [Abstract]
Schedule of changes in fair values of the derivative liability
December 31, 2018
Balance, beginning	$3,655,690
Warrants issued	8,935,289
Warrants exercised	(131,053)
Changes in fair value of derivative liabilities	(7,707,051)
Balance, ending	$4,752,875

Schedule of weighted average assumptions used in the Black-Scholes Option Pricing Model
	At Issue Year ended December 31, 2018	December 31, 2018
Fair value of non-transferrable warrants outstanding	$5,845,587	$2,026,119
Risk-free interest rate	2.32%	1.86%
Expected term (in years)	5.39	4.66
Expected share price volatility	60%	60%